Document and Entity Information	Aug. 24, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 24, 2016
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Aug. 24, 2016
Document Effective Date	Aug. 25, 2016
Prospectus Date	Apr. 29, 2016
Brookfield Global Listed Real Estate Fund | Class C
Prospectus:
Trading Symbol	BLRCX
Brookfield Global Listed Real Estate Fund | Class I
Prospectus:
Trading Symbol	BLRIX
Brookfield Global Listed Real Estate Fund | Class Y
Prospectus:
Trading Symbol	BLRYX
Brookfield Global Listed Real Estate Fund | Class A
Prospectus:
Trading Symbol	BLRAX
Brookfield Global Listed Infrastructure Fund | Class A
Prospectus:
Trading Symbol	BGLAX
Brookfield Global Listed Infrastructure Fund | Class C
Prospectus:
Trading Symbol	BGLCX
Brookfield Global Listed Infrastructure Fund | Class I
Prospectus:
Trading Symbol	BGLIX
Brookfield Global Listed Infrastructure Fund | Class Y
Prospectus:
Trading Symbol	BGLYX
Brookfield Real Assets Securities Fund | Class A
Prospectus:
Trading Symbol	RASAX
Brookfield Real Assets Securities Fund | Class C
Prospectus:
Trading Symbol	RASCX
Brookfield Real Assets Securities Fund | Class I
Prospectus:
Trading Symbol	RASIX
Brookfield Real Assets Securities Fund | Class Y
Prospectus:
Trading Symbol	RASYX
Brookfield U.S. Listed Real Estate Fund | Class A
Prospectus:
Trading Symbol	BRUAX
Brookfield U.S. Listed Real Estate Fund | Class C
Prospectus:
Trading Symbol	BRUCX
Brookfield U.S. Listed Real Estate Fund | Class I
Prospectus:
Trading Symbol	BRUIX
Brookfield U.S. Listed Real Estate Fund | Class Y
Prospectus:
Trading Symbol	BRUYX